UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4906

Dreyfus Premier State Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	7/31/04

SSL-DOCS2 70180139v2

FORM N-Q
Item 1.	Schedule of Investments.

Dreyfus Premier State Municipal Bond Fund,
Connecticut Series Statement of Investments			July 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments--98.2%	Amount ($)		Value ($)

Connecticut--68.7%

Connecticut:
5.25%, 3/1/2012 (Prerefunded 3/1/2007)	3,000,000	a	3,252,270
5%, 3/15/2012 (Prerefunded 3/15/2008)	70,000	a	76,235
8.442%, 3/15/2012	5,000,000	b,c	5,890,850
5.125%, 3/15/2013 (Prerefunded 3/15/2008)	25,000	a	27,353
5.25%, 3/1/2016 (Prerefunded 3/1/2007)	2,700,000	a	2,925,612
5%, 8/15/2021 (Insured; FGIC)	1,000,000		1,042,450
5%, 10/15/2021 (Insured; FSA)	3,500,000		3,630,935
5.25%, 10/15/2021 (Insured; MBIA)	7,915,000		8,471,978
5%, 8/15/2022 (Insured; FGIC)	1,000,000		1,036,410
5.25%, 10/15/2022 (Insured; MBIA)	2,000,000		2,129,780
Airport Revenue (Bradley International Airport):
5.25%, 10/1/2013 (Insured; FGIC)	30,000		32,005
9.231%, 10/1/2013	2,750,000	b,c	3,117,098
5.25%, 10/1/2016 (Insured; FGIC)	20,000		21,022
9.231%, 10/1/2016	2,225,000	b,c	2,452,440
(Clean Water Fund) Revenue:
5.25%, 7/15/2012	15,000		16,415
9.211%, 7/15/2012	4,850,000	b,c	5,765,292
5.125%, 9/1/2014 (Prerefunded 9/1/2009)	3,050,000	a	3,381,444
Special Obligation Rate Reduction
5%, 12/30/2010	8,000,000		8,787,760
Special Tax Obligation Revenue
(Transportation Infrastructure):
5.50%, Series A, 11/1/2007 (Insured; FSA)	4,580,000		5,010,245
5.50%, Series B, 11/1/2007 (Insured; FSA)	5,000,000		5,469,700
7.125%, 6/1/2010	3,400,000		4,034,644
5.375%, 7/1/2020 (Insured; FSA)	2,000,000		2,164,560

Connecticut Development Authority, Revenue:
Airport Facility (Learjet Inc. Project)
7.95%, 4/1/2026	2,300,000		2,627,336
First Mortgage Gross, Health Care Project:
(Church Homes Inc.)
5.80%, 4/1/2021	3,000,000		2,848,350
(Elim Park Baptist Home):
5.375%, 12/1/2018	2,300,000		2,313,593
5.75%, 12/1/2023	1,000,000		1,016,150
PCR (Connecticut Light and Power):
5.85%, 9/1/2028	3,200,000		3,330,912
5.95%, 9/1/2028	1,945,000		2,024,336
Water Facilities (Bridgeport Hydraulic)
6.15%, 4/1/2035 (Insured; AMBAC)	2,750,000		3,003,028

Connecticut Health and Educational Facilities
Authority, Revenue:
(Childrens Medical Center)
5%, 7/1/2021 (Insured; MBIA)	3,000,000		3,098,220
(Connecticut State University System Issue)
5%, 11/1/2013 (Insured; FSA)	3,000,000		3,285,330
(Danbury Hospital)
5.75%, 7/1/2029 (Insured; AMBAC)	3,000,000		3,188,100
(Greenwich Academy)
5.75%, 3/1/2026 (Insured; FSA)	3,130,000		3,297,329
(Hartford University)
5.625%, 7/1/2026	4,200,000		4,424,910
(Hospital for Special Care)
5.375%, 7/1/2017 (Insured; ACA)	3,680,000		3,737,776
(Loomis Chaffee School Project):
5.25%, 7/1/2021	900,000		945,432
5.50%, 7/1/2023	2,150,000		2,291,083
5.25%, 7/1/2031	3,000,000		3,071,070
(New Britian General Hospital)
6.125%, 7/1/2014 (Insured; AMBAC)	1,000,000		1,023,670
(Sacred Heart University):
6.50%, 7/1/2016 (Prerefunded 7/1/2006)	1,465,000	a	1,615,968
6.125%, 7/1/2017 (Prerefunded 7/1/2007)	1,000,000	a	1,121,390
6.625%, 7/1/2026 (Prerefunded 7/1/2006)	2,720,000	a	3,006,660
(Trinity College Issue):
5%, 7/1/2022 (Insured; MBIA)	1,970,000		2,039,265
5%, 7/1/2024 (Insured; MBIA)	1,590,000		1,622,976
5.875%, 7/1/2026 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,500,000	a	2,734,350
(University of New Haven):
6.625%, 7/1/2016	2,050,000		2,138,293
6.70%, 7/1/2026	8,605,000		8,822,620
(William W. Backus Hospital)
5.75%, 7/1/2027 (Insured; AMBAC)	2,500,000		2,659,875
(Windham Community Memorial Hospital)
6%, 7/1/2020	1,000,000		1,033,960
(Yale, New Haven Hospital)
5.70%, 7/1/2025 (Insured; MBIA)	8,070,000		8,630,380
(Yale University)
5.125%, 7/1/2027	5,400,000		5,477,760

Connecticut Housing Finance Authority
(Housing Mortgage Finance Program):
5.05%, 11/15/2021	4,950,000		5,044,644
6%, 11/15/2027	4,000,000		4,123,640
5.45%, 11/15/2029	5,805,000		5,917,269

Eastern Connecticut Resource Recovery Authority
(Wheelabrator Lisbon Project):
5.50%, 1/1/2014	8,050,000		8,068,435
5.50%, 1/1/2020	7,000,000		6,956,530

Greenwich Housing Authority, MFHR
(Greenwich Close):
6.25%, 9/1/2017	2,840,000		2,846,617
6.35%, 9/1/2027	2,000,000		1,949,100

Hartford Parking System, Revenue
6.50%, 7/1/2025	1,500,000		1,544,325

Sprague, EIR
(International Paper Co. Project)
5.70%, 10/1/2021	1,350,000		1,360,382

Stamford 6.60%, 1/15/2010	2,750,000		3,218,133

University of Connecticut:
5.25%, 2/15/2013	3,450,000		3,834,503
5.75%, 3/1/2015 (Insured; FGIC)
(Prerefunded 3/1/2010)	1,770,000	a	2,017,092
5.75%, 3/1/2016 (Insured; FGIC)
(Prerefunded 3/1/2010)	2,500,000	a	2,849,000
5%, 1/15/2018 (Insured; MBIA)	2,370,000		2,519,547
5%, 1/15/2019 (Insured; MBIA)	2,140,000		2,263,050
5.125%, 2/15/2020 (Insured; MBIA)	1,000,000		1,057,560
5.125%, 2/15/2021 (Insured; MBIA)	1,100,000		1,156,892
Special Obligation Student Fee Revenue:
6%, 11/15/2016 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,425,000	a	2,818,359
6%, 11/15/2017 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,000,000	a	2,324,420
5.25%, 11/15/2021 (Insured; FGIC)	1,755,000		1,882,185
5.75%, 11/15/2029 (Insured; FGIC)
(Prerefunded 11/15/2010)	2,500,000	a	2,870,250

U. S. Related--29.5%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue, Asset Backed Bonds
6%, 7/1/2026 (Prerefunded 7/1/2010)	5,000,000	a	5,745,000

Commonwealth of Puerto Rico:
5.50%, 7/1/2012 (Insured; MBIA)	50,000		56,771
9.761%, 7/1/2012 (Insured; MBIA)	2,000,000	b,c	2,541,640
9.761%, 7/1/2013 (Insured; MBIA)	3,950,000	b,c	5,037,791
5.65%, 7/1/2015 (Insured; MBIA)	6,690,000		7,662,458
(Public Improvement):
5.50%, 7/1/2013 (Insured; MBIA)	100,000		113,769
5.25%, 7/1/2014 (Insured; MBIA)	3,925,000		4,391,565
5.25%, 7/1/2015 (Insured; MBIA)	1,000,000		1,116,720
6%, 7/1/2015 (Insured; MBIA)	2,000,000		2,363,660
5.25%, 7/1/2027 (Insured; FSA)
(Prerefunded 7/1/2011)	2,795,000	a	3,122,295
5.25%, 7/1/2027 (Insured; FSA)	1,705,000		1,765,681

Puerto Rico Aqueduct and Sewer Authority,
Revenue 6.25%, 7/1/2013 (Insured; MBIA)	9,000,000		10,741,050

Puerto Rico Electric Power Authority,
Power Revenue:
5.125%, 7/1/2026 (Insured; FSA)	4,000,000		4,119,000
5.25%, 7/1/2029 (Insured; FSA)	8,000,000		8,259,440

Puerto Rico Highway and Transportation Authority:
Highway Revenue:
5.50%, 7/1/2013 (Insured; MBIA)	10,000		11,377
9.741%, 7/1/2013 (Insured; MBIA)	2,290,000	b,c	2,920,643
5.50%, 7/1/2026 (Insured; FSA)
(Prerefunded 7/1/2006)	2,375,000	a	2,572,790
5.50%, 7/1/2036	8,500,000		8,840,595
Transportation Revenue 5.75%, 7/1/2041	3,000,000		3,170,610

Puerto Rico Industrial Tourist, Educational,
Medical and Environmental Control Facilities
Financing Authority, Revenue (Teachers
Retirement System) 5.50% 7/1/2021	800,000		855,552

Puerto Rico Ports Authority, Special Facilities
Revenue (American Airlines)
6.25%, 6/1/2026	3,105,000		2,088,796

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
6%, 8/1/2026 (Insured; AGC)	7,450,000		8,695,789

University of Puerto Rico, University Revenue
5.50%, 6/1/2015 (Insured; MBIA)	5,000,000		5,214,300

Virgin Islands Public Finance Authority, Revenue,
Gross Receipts Taxes Loan Note
6.375%, 10/1/2019	2,000,000		2,239,180

Virgin Islands Water and Power Authority,
Electric System
5.30%, 7/1/2021	1,750,000	1,727,040
Total Investments (cost $298,587,693)	98.2%	317,162,065
Cash and Receivables (Net)	1.8%	5,675,835
Net Assets	100.0%	322,837,900

Notes to Statement of Investments:

a	Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow
and are used to pay principal and interest on the
municipal issue and to retire the bonds in full
at the earliest refunding date.
b	Securities exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers.
At July 31,2004, these securities amounted to
$27,725,754 or 8.6% of net assets.
c	Inverse floater security - the interest rate is
subject to change periodically.

Dreyfus Premier State Municipal Bond Fund, Florida Series
Statement of Investments
July 31, 2004 (Unaudited)
	Principal
Long--Term Municipal Investments--97.7%	Amount ($)	Value ($)

Brevard County, IDR (Nui Corp Project)
6.40%, 10/1/2024 (Insured; AMBAC)	1,000,000	1,026,989

Broward County Housing Finance Authority, MFHR:
(Emerald Palms Apartments)
5.60%, 7/1/2021 (Collateralized; FNMA)	2,000,000	2,062,459
(Pembroke Villas Project)
5.55%, 1/1/2023 (Insured; FSA)	1,000,000	1,025,499

Broward County School Board, COP:
5.25%, 7/1/2018 (Insured; MBIA)	1,855,000	1,993,586
5%, 7/1/2021 (Insured; FSA)	1,250,000	1,291,624

Cape Coral, Water & Sewer Revenue
5.25%, 10/1/2017 (Insured; AMBAC)	1,890,000	2,053,862

Capital Projects Finance Authority
Revenue:
(Airports Project):
5.25%, 6/1/2014 (Insured; MBIA)	1,485,000	1,605,567
5%, 6/1/2020 (Insured; MBIA)	1,465,000	1,510,386
Student Housing
(Capital Projects Loan)
5.50%, 10/1/2017 (Insured; MBIA)	2,520,000	2,667,546

Dade County Housing Finance Authority, SFMR
6.70%, 4/1/2028 (Collateralized: FNMA, GNMA)	2,950,000	3,031,538

Davie, Water & Sewer Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	475,000	513,542

Escambia County, Sales Tax Revenue
5.25%, 10/1/2018 (Insured; AMBAC)	1,200,000	1,297,008

Escambia County Housing Finance Authority, SFMR
(Multi-County Program)
5.50%, 10/1/2021
(Collateralized: FNMA, GNMA)	4,785,000	4,944,915

Florida (Jacksonville Transportation)
5%, 7/1/2012	3,000,000	3,209,790

Florida Board of Education:
Capital Outlay (Public Education):
5%, 6/1/2011	1,200,000	1,281,624
4.75%, 6/1/2019 (Insured; MBIA)	800,000	819,976
Lottery Revenue:
5.25%, 7/1/2017 (Insured; FGIC)	3,890,000	4,198,594
5%, 7/1/2020 (Insured; FGIC)	1,480,000	1,540,295

Florida Housing Finance Agency:
(Brittany Rosemont Apartments)
7%, 2/1/2035 (Insured; AMBAC)	6,000,000	6,158,220
Single Family Mortgage:
6.65%, 1/1/2024 (Collateralized: FNMA,GNMA)	735,000	753,765
6.65%, 7/1/2026 (Insured; MBIA)	460,000	469,563

Florida Intergovernmental Finance Commission,
Capital Revenue:
5%, 2/1/2018 (Insured; AMBAC)	1,000,000	1,044,130
5.125%, 2/1/2031 (Insured; AMBAC)	1,500,000	1,514,850

Florida Municipal Loan Council, Revenue
5.25%, 5/1/2017 (Insured; MBIA)	1,825,000	1,967,496

Hillsborough County School District,
Sales Tax Revenue
5.375%, 10/1/2018 (Insured; AMBAC)	2,075,000	2,252,682

Jacksonville:
Excise Taxes Revenue
5.375%, 10/1/2019 (Insured; AMBAC)	3,450,000	3,726,449
Guaranteed Entitlement Revenue
5.375%, 10/1/2020 (Insured; FGIC)	3,795,000	4,088,202

Jacksonville Electric Authority, Revenue
5%, 10/1/2013	965,000	999,808

Jea, St John's River Power Park System Revenue:
5%, 10/1/2017	1,500,000	1,563,630
5%, 10/1/2018	1,500,000	1,556,130

Lee County Housing Finance Authority SFMR:
6.30%, 3/1/2029 (Collateralized: FNMA,GNMA)	470,000	480,049
(Multi-County Program)
7.45%, 9/1/2027 (Collateralized: FNMA,GNMA)	215,000	220,779

Manatee County Housing Finance Authority,
Mortgage Revenue
5.85%, 11/1/2033 (Collateralized; GNMA)	4,065,000	4,282,599

Marion County School Board, COP
5.25%, 6/1/2017 (Insured; FSA)	2,015,000	2,178,215

Miami-Dade County, Solid Waste System Revenue
5.50%, 10/1/2017 (Insured; FSA)	2,595,000	2,855,772

Miami-Dade County Housing Finance Authority, MFMR:
(Country Club Villa)
5.70%, 7/1/2021 (Insured; FSA)	400,000	417,684
(Miami Stadium Apartments)
5.40%, 8/1/2021 (Insured; FSA)	1,275,000	1,316,603

North Miami Educational Facilities, Revenue
(Johnston & Wales University Project)
5%, 4/1/2017	1,800,000	1,896,282

Orange County Housing Finance Authority, MFHR:
(Palm Grove Gardens)
5.15%, 1/1/2023 (Collateralized; FNMA)	1,175,000	1,199,569
(Seminole Pointe Project) 5.75%, 12/1/2023	2,840,000	2,910,631

Osceola County Industrial Development Authority,
Revenue (Community Provider Pooled Loan
Program) 7.75%, 7/1/2017	1,995,000	2,007,529

Palm Bay, Uitlity Revenue
(Capital Appreciation)
Zero Coupon, 10/1/2020 (Insured; FGIC)	1,845,000	816,984
(Palm Bay Utility Corporation Project)
5%, 10/1/2019 (Insured; MBIA)	500,000	525,680

Palm Beach County Housing Finance Authority
Single Family Mortgage Purchase Revenue
6.55%, 4/1/2027 (Collateralized: FNMA,GNMA)	345,000	356,244

Palm Beach County School Board, COP
(Master Lease) 5%, 8/1/2017 (Insured; AMBAC)	1,905,000	2,024,882

Pinellas County Housing Finance Authority, SFMR
(Multi-County Program)
6.70%, 2/1/2028 (Collateralized: FNMA,GNMA)	1,655,000	1,690,434

Port Palm Beach District, Revenue:
Zero Coupon, 9/1/2022	1,000,000	395,510
Zero Coupon, 9/1/2023	1,000,000	369,500

Port St. Lucie:
Storm Water Utility Revenue
5%, 5/1/2023 (Insured; MBIA)	1,750,000		1,791,073
Utility Revenue 5%, 9/1/2017 (Insured; MBIA)	1,000,000		1,063,370

Seminole Water Control District 6.75%, 8/1/2022	1,910,000		1,954,522

South Broward Hospital District, HR
5.60%, 5/1/2027	4,000,000		4,135,160

St. Lucie County, Sales Tax Revenue
5.25%, 10/1/2017 (Insured; MBIA)	1,885,000		2,048,430

Tampa:
(Alleghany Health System - St. Joseph)
6.50%, 12/1/2023
(Insured; MBIA) (Prerefunded 12/1/2004)	1,000,000	a	1,037,220
Utility Tax Zero Coupon, 4/1/2017 (Insured; AMBAC)	2,110,000		1,171,156

Village Center Community Development District,
Utility Revenue 5.25%, 10/1/2023 (Insured; MBIA)	1,000,000		1,051,840

Winter Park, Water & Sewer Revenue:
5.375%, 12/1/2017 (Insured; AMBAC)	1,645,000		1,792,343
5.375%, 12/1/2018 (Insured; AMBAC)	1,730,000		1,877,327

Winter Springs, Water & Sewer Revenue
5%, 4/1/2020 (Insured; MBIA)	1,585,000		1,647,814

Total Long-Term Municipal Investments
(cost $104,598,959)			107,684,926

Short-Term Municipal Investments--1.3%

Dade County Industrial Development
Authority, PCR, VRDN (Florida
Power & Light Company Project) 1.15%
(cost $1,400,000)	1,400,000	b	1,400,000

Total Investments (cost $105,998,959)	99.0%		109,084,926

Cash and Receivables (Net)	1.0%		1,086,724

Net Assets	100.0%		110,171,650

Notes To Statement Of Investments:

a	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date
b	Securities payable on demand. Variable interest rate--subject to periodic change
c	At July 31, 2004, the Fund had $31,320,552 (28.4% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from housing projects.

Premier State Municipal Bond Fund - Maryland Series
Statement of Investments
July 31, 2004 (Unaudited)
	Principal
Long-Term Municipal Investments--96.3%	Amount($)		Value($)
	------------------------		--------------------------
Maryland--93.0%

Anne Arundel County:
EDR (Community College) 5%, 9/1/2017	2,255,000		2,347,387
Special Obligation:
(Arundel Mills):
5.125%, 7/1/2021	1,000,000		1,058,310
5.125%, 7/1/2023	1,000,000		1,046,840
(National Business Park):
5.125%, 7/1/2021	1,000,000		1,058,310
5.125%, 7/1/2023	1,125,000		1,177,695
5.125%, 7/1/2024	500,000		520,175

Baltimore, Port Facilities Revenue
(Consolidated Coal Sales Co.) 6.50%, 12/1/2010	4,090,000		4,296,545

Baltimore Board of School Commissioners
School Systems Revenue:
5%, 5/1/2016	1,500,000		1,603,470
5%, 5/1/2017	1,265,000		1,344,594

Baltimore City Housing Corp., MFHR
7.25%, 7/1/2023 (Collateralized; FNMA)	2,845,000		2,896,096

Gaithersburg, Hospital Facilities Improvement Revenue
(Shady Grove) 6.50%, 9/1/2012 (Insured; FSA)	10,000,000		11,893,300

Howard County:
(Consolidated Public Improvement):
5%, 8/15/2015	2,600,000		2,822,768
5%, 8/15/2016	1,000,000		1,079,070
5%, 8/15/2017	1,250,000		1,341,650
5%, 8/15/2018	1,500,000		1,598,985
5%, 8/15/2019	1,000,000		1,060,320
5.25%, 8/15/2019 (Prerefunded 2/15/2012)	1,800,000	a	2,002,644
5.25%, 8/15/2020 (Prerefunded 2/15/2012)	1,800,000	a	2,002,644
5.25%, 8/15/2021 (Prerefunded 2/15/2012)	1,765,000	a	1,963,704
COP 8.15%, 2/15/2020	605,000		855,210
(Metropolitan District):
5.25%, 8/15/2019 (Prerefunded 2/15/2012)	155,000	a	172,450
5.25%, 8/15/2019	1,545,000		1,662,142

Maryland Community Development Administration,
Department of Housing and Community Development:
5.60%, 7/1/2033	1,200,000		1,215,012
Housing Revenue 5.95%, 7/1/2023	3,040,000		3,121,381
Multi-Family Housing (Insured Mortgage)
6.70%, 5/15/2036 (Insured; FHA)	7,710,000		7,934,515

Residential:
5.50%, 9/1/2014	890,000	927,941
5.30%, 9/1/2016	5,000,000	5,243,300
5.90%, 9/1/2019	2,000,000	2,058,440
5.85%, 9/1/2021	7,500,000	7,826,250
5.70%, 9/1/2022	5,340,000	5,534,376
5.60%, 9/1/2028	5,000,000	5,142,900
Single Family Program 4.95%, 4/1/2015	4,605,000	4,783,628

Maryland Department of Transportation,
County Transportation 5.50%, 2/1/2016	2,000,000	2,271,460

Maryland Economic Development Corp., Revenue:
(Health & Mental Hygiene Providers Facilities
Acquisition Program) 8.75%, 3/1/2017	3,560,000	3,523,261
Lease:
5%, 9/15/2014	1,000,000	1,080,050
5%, 9/15/2015	2,025,000	2,170,010
5%, 9/15/2016	1,290,000	1,372,237
(Aviation Administration Facilities):
5.50%, 6/1/2016 (Insured; FSA)	3,120,000	3,377,119
5.50%, 6/1/2018 (Insured; FSA)	2,535,000	2,722,767
5.375%, 6/1/2019 (Insured; FSA)	9,530,000	10,098,369
(Montgomery County Wayne Avenue):
5.25%, 9/15/2014	5,000,000	5,481,250
5.25%, 9/15/2016	2,940,000	3,185,637
Student Housing:
(Frostburg State University) 6%, 10/1/2024	5,000,000	5,094,050
(Morgan State University) 6%, 7/1/2022	2,950,000	3,048,914
(University of Maryland College Park) 6%, 6/1/2021	1,760,000	1,874,629
(University Village at Sheppard Pratt):
5.875%, 7/1/2021	1,750,000	1,834,245
6%, 7/1/2033	1,750,000	1,810,935

Maryland Health and Higher Educational Facilities
Authority, Revenue:
(Carroll County General Hospital):
6%, 7/1/2018	500,000	534,875
6%, 7/1/2019	665,000	708,464
6%, 7/1/2020	750,000	796,755
6%, 7/1/2021	550,000	581,895
(Institute College of Art) 5.50%, 6/1/2021	335,000	346,042
(Johns Hopkins Hospital) 5%, 11/15/2019	7,600,000	7,815,688
(Loyola College Issue)
5.375%, 10/1/2026 (Insured; MBIA)	1,710,000	1,759,966
(Union Hospital of Cecil County) 6.70%, 7/1/2009	1,990,000	2,160,822
(University of Maryland Medical Systems):
5%, 7/1/2016 (Insured; AMBAC)	1,075,000	1,140,446
5%, 7/1/2017 (Insured; AMBAC)	500,000	527,390
5.75%, 7/1/2017	3,000,000	3,219,510
6%, 7/1/2022	2,000,000	2,146,260
7%, 7/1/2022 (Insured; FGIC)	4,500,000	5,740,830
5%, 7/1/2024 (Insured; AMBAC)	1,000,000	1,016,150
6%, 7/1/2032	3,000,000	3,141,150

Maryland Industrial Development Financing Authority, EDR
(Medical Waste Association) 8.75%, 11/15/2010	630,000		557,115

Maryland State and Local Loan Facilities:
5%, 8/1/2016	10,000,000		10,761,500
5%, 8/1/2017	1,200,000		1,284,816

Montgomery County:
5.25%, 10/1/2015	2,000,000		2,176,620
Consolidated Public Improvement 5%, 2/1/2019	7,650,000		8,088,804
Special Obligation (West Germantown
Development District):
5.375%, 7/1/2020	500,000		526,060
5.50%, 7/1/2027	2,975,000		3,085,075

Montgomery County Housing Opportunities Commission, SFMR:
Zero Coupon, 7/1/2028	41,025,000		10,886,394
Zero Coupon, 7/1/2033	3,060,000		568,609

Morgan State University, Academic and Auxiliary
Facilities Fees Revenue:
5%, 7/1/2020 (Insured; FGIC)	500,000		526,255
5%, 7/1/2022 (Insured; FGIC)	1,000,000		1,040,470

Northeast Waste Disposal Authority:
RRR (Hartford County Resource Recovery Facility):
5.25%, 3/15/2013 (Insured; AMBAC)	1,400,000		1,484,924
5.25%, 3/15/2014 (Insured; AMBAC)	1,220,000		1,281,476
Solid Waste Revenue:
5.50%, 4/1/2015 (Insured; AMBAC)	7,000,000		7,541,730
5.50%, 4/1/2016 (Insured; AMBAC)	8,000,000		8,583,360
(Montgomery County Resource Recovery) 6%, 7/1/2008	2,720,000		2,948,779

Prince Georges County, Revenue (Dimensions Health Corp.)
5.30%, 7/1/2024	4,335,000		3,274,919

Prince Georges County Housing Authority, Mortgage Revenue
(Riverview Terrace) 6.70%, 6/20/2020
(Collateralized; GNMA)	2,000,000		2,052,720

Washington Suburban Sanitary District
(General Construction):
5%, 6/1/2015	5,000,000		5,348,300
5%, 6/1/2016	1,500,000		1,596,345

U.S. Related--3.3%

Puerto Rico Commonwealth, Public Improvement:
5.125%, 7/1/2030 (Insured; FSA) (Prerefunded 7/1/2011)	3,430,000	a	3,803,150
5.125%, 7/1/2030 (Insured; FSA)	1,970,000		2,007,016

Puerto Rico Electric Power Authority, Power Revenue
5.125%, 7/1/2026	1,500,000		1,544,625

Puerto Rico Infrastructure Financing Authority
Special Tax Revenue 5%, 7/1/2016 (Insured; AMBAC)	1,275,000		1,356,128
Total Long-Term Municipal Investments
(cost $244,416,519)			252,498,418
Short-Term Municipal Investments--2.7%
Baltimore County, EDR (Garrison Forest School)
VRDN 1.13% (LOC; Suntrust Bank)	4,210,000	b	4,210,000
Maryland Economic Development Corp., EDR
(Federation of American Societies) VRDN
1.13% (LOC; Suntrust Bank)	2,800,000	b	2,800,000
Total Short-Term Municipal Investments
(cost $7,010,000)			7,010,000
Total Investments (cost $251,426,519)	99.0%		259,508,418
Cash and Receivables (Net)	1.0%		2,733,178
Net Assets	100.0%		262,241,596

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.

Premier State Municipal Bond Fund -- Massachusetts Series
Statement of Investments
July 31, 2004 (Unaudited)
	Principal
Long-Term Municipal Investments--98.8%	Amount ($)		Value ($)

Massachusetts--82.9%

Boston Industrial Development Financing Authority,
Sewer Facility Revenue
(Harbor Electric Energy Co. Project)
7.375%, 5/15/2015	2,140,000		2,148,795

Greater Lawrence Sanitation District
5.75%, 6/15/2014 (Insured; MBIA)	1,425,000		1,615,066

Massachusetts Bay Transportation Authority:
Assessment Revenue 5.25%, 7/1/2030	1,750,000		1,786,662
(General Transportation Systems) 7%, 3/1/2021	1,000,000		1,250,500
Sales Tax Revenue 5%, 7/1/2022	1,000,000		1,026,590

Massachusetts (Consolidated Loan):
5.375%, 8/1/2022 (Insured; MBIA) (Prerefunded 8/1/2012)	970,000	a	1,076,127
5.375%, 8/1/2022 (Insured; MBIA) (Prerefunded 8/1/2012)	30,000	a	33,414

Massachusetts Development Finance Agency, Revenue:
(Landmark School) 5.25%, 6/1/2029	1,100,000		1,103,179
(Massachusetts College of Pharmacy) 6.375%, 7/1/2023	1,000,000		1,084,070
(Neville Community)
5.75%, 6/20/2022 (Collateralized; GNMA)	600,000		653,310

Massachusetts Educational Financing Authority,
Education Loan Revenue
5.85%, 7/1/2014 (Insured; AMBAC)	590,000		612,243

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Community College Program)
5.25%, 10/1/2026 (Insured; AMBAC)	2,845,000		2,915,528
(Harvard University)
5%, 7/15/2022	1,045,000		1,079,255
Healthcare Systems (Covenant Health)
6%, 7/1/2022	2,000,000		2,107,860
(Milford-Whitinsville Hospital)
6.50%, 7/15/2023	1,000,000		1,035,980
(Partners Healthcare System):
6%, 7/1/2016	1,520,000		1,675,861
5%, 7/1/2020	1,200,000		1,224,180
5.75%, 7/1/2032	1,350,000		1,409,657
(Schepens Eye Research) 6.50%, 7/1/2028	2,135,000		2,270,188
(Simmons College) 5%, 10/1/2023 (Insured; FGIC)	1,000,000		1,026,200

(Tufts University):
5.50%, 8/15/2018	1,625,000		1,846,423
5.25%, 2/15/2030	2,000,000		2,046,020
(Wheaton College) 5%, 7/1/2016	1,255,000		1,312,906

Massachusetts Housing Finance Agency:
Housing Development
5.40%, 6/1/2020 (Insured; MBIA)	1,200,000		1,234,656
Rental Mortgage Housing Revenue
6%, 7/1/2037 (Insured; AMBAC)	1,000,000		1,021,740

Massachusetts Industrial Finance Agency, Revenue:
Health Care Facility
(Metro Health Foundation, Inc. Project)
6.75%, 12/1/2027	1,000,000		923,990
Resource Recovery (Ogden Haverhill Project)
5.60%, 12/1/2019	1,000,000		971,870
Water Treatment (American Hingham)
6.95%, 12/1/2035	3,000,000		3,158,400

Massachusetts Water Pollution Abatement Trust
(Pool Program):
5%, 8/1/2016	1,000,000		1,062,630
5.375%, 8/1/2027	1,775,000		1,835,155

Narragansett Regional School District
6.50%, 6/1/2016 (Insured; AMBAC)	1,205,000		1,406,536

New England Educational Loan Marketing Corporation
Student Loan Revenue 6.90%, 11/1/2009	1,000,000		1,081,740

Route 3 North Transportion Improvement
Association, LR 5.75%, 6/15/2018
(Insured; MBIA) (Prerefunded 6/15/2010)	1,000,000	a	1,134,920

University of Massacuhsetts Building Authority,
Project Revenue
5.25%, 11/1/2015 (Insured; AMBAC)	1,000,000		1,092,180

Westfield 6.50%, 5/1/2017(Insured; FGIC)
(Prerefunded 5/1/2010)	1,750,000	a	2,065,508

U.S. Related--15.9%

Commonwealth of Puerto Rico
Public Improvement
5.25%, 7/1/2017	1,460,000		1,620,074

Puerto Rico Electric Power Authority, Power Revenue
5.125%, 7/1/2026	1,000,000		1,029,750

Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
5.75%, 7/1/2019	2,000,000	2,270,280
5.50%, 7/1/2023	1,000,000	1,062,810

Puerto Rico Public Buildings Authority,
Guaranteed Government Facilities Revenue:
6.25%, 7/1/2015 (Insured; AMBAC)	1,100,000	1,326,402
5.75%, 7/1/2022	1,900,000	2,140,977

Total Investments (cost $56,379,816)	98.8%	58,779,632

Cash and Receivables (Net)	1.2%	722,614

Net Assets	100.0%	59,502,246

Note to Statement of Investments

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

	statement of investments
Premier State Municipal Bond Fund-Michigan Series
Statement of Investments	July 31, 2004

Long Term Municipal Investments--98.5%	Principal
	Amount ($)		Value ($)
Michigan:

Allegan Hospital Finance Authority, HR (Allegan General
Hospital):
6.875%, 11/15/2017	4,460,000		4,589,429
7%, 11/15/2021	800,000		825,112

Anchor Bay School District, Building and Site 6%, 5/1/2023
(Insured; FGIC) (Prerefunded 5/1/2009)	1,500,000	a	1,701,285

Brighton Area School District:
Zero Coupon, 5/1/2014 (Insured; AMBAC)	8,000,000		5,262,960
Zero Coupon, 5/1/2020 (Insured; AMBAC)	3,900,000		1,824,810

Clarkston Community School
5.75%, 5/1/2016 (Insured; FGIC) (Prerefunded 5/1/2005)	1,340,000	a	1,396,052

Detroit, Water Supply Systems Revenue
5.75%, 7/1/2028 (Insured; FGIC) (Prerefunded 7/1/2011)	4,000,000	a	4,596,120

Detroit City School District:
5.125%, 5/1/2031 (Insured; FSA)	1,000,000		1,010,310
Building and Site Improvement:
5.50%, 5/1/2017 (Insured; FGIC)	2,000,000		2,200,180
6%, 5/1/2020 (Insured, FGIC)	1,000,000		1,187,290

Dickinson County Healthcare System, HR:
5.50%, 11/1/2013 (Insured; ACA)	5,615,000		5,872,672
5.70%, 11/1/2018 (Insured; ACA)	2,810,000		2,907,619

Fowlerville Community Schools School District
5.60%, 5/1/2016
(Insured; MBIA) (Prerefunded 5/1/2007)	2,995,000	a	3,255,565

Grand Rapids Housing Finance Authority, Multi-Family Revenue
7.625%, 9/1/2023 (Collateralized; FNMA)	1,000,000		1,001,760

Grand Valley State University, Revenue
5.25%, 12/1/2020 (Insured; FGIC)	3,000,000		3,193,560

Huron Valley School District
Zero Coupon, 5/1/2018 (Insured; FGIC)	6,370,000		3,304,310

Kalamazoo Hospital Finance Authority,
Hospital Facilities Revenue (Borgess Medical Center)
6.25%, 6/1/2014 (Insured; FGIC)	2,000,000		2,378,080

Kent County, Airport Facilities Revenue
(Kent County International Airport):
5.90%, 1/1/2012 (Prerefunded 1/1/2005)	1,145,000	a	1,188,098
5.90%, 1/1/2013 (Prerefunded 1/1/2005)	1,095,000	a	1,136,216
6.10%, 1/1/2025 (Prerefunded 1/1/2005)	3,000,000	a	3,115,410

Kentwood Public Schools:
5%, 5/1/2021 (Insured; MBIA)	1,000,000		1,034,680
5%, 5/1/2023 (Insured; MBIA)	2,430,000		2,487,785

Lake Orion Community School District
5.80%, 5/1/2015 (Insured; AMBAC)	2,085,000		2,162,645

statement of investments

Michigan Building Authority, Lease Revenue
9.68% 10/15/2017	5,000,000	b,c	5,927,900

Michigan Hospital Finance Authority, HR:
(Detroit Medical Center) 8.125%, 8/15/2012	75,000		74,669
(Genesys Health Systems)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	5,000,000	a	5,468,400
(Trinity Healtheast) 6%, 12/1/2027 (Insured; AMBAC)	3,500,000		3,809,750

Michigan Housing Representatives, COP
Zero Coupon, 8/15/2022 (Insured; AMBAC)	5,475,000		2,176,094

Michigan Municipal Bond Authority, Revenue:
(Clean Water State Revolving Fund) 9.492%, 10/1/2021	5,100,000	b,c	5,881,473
(State Revolving Fund)
6.50%, 10/1/2017 (Prerefunded 10/1/2004)	3,500,000	a	3,600,730

Michigan Strategic Fund, Limited Obligation Revenue:
(Detroit Education Exempt Facilities) 5.25%, 12/15/2032	1,250,000		1,264,275
(NSF International Project):
5.125%, 8/1/2019	700,000		713,139
5.25%, 8/1/2026	1,000,000		992,910
SWDR (Genesee Power Station Project) 7.50%, 1/1/2021	2,800,000		2,415,420

Monroe County Economic Development Corp, Ltd. Obligation
Revenue (Detroit Edison Co. Project)
6.95%, 9/1/2022 (Insured; FGIC)	2,000,000		2,578,260

Northville, Special Assessment (Wayne County)
7.875%, 1/1/2006	345,000		346,791

Pontiac Tax Increment Finance Authority, Revenue
6.375%, 6/1/2031	3,170,000		3,149,490

Redford Unified School District
5.50%, 5/1/2015 (Insured; AMBAC)	1,260,000		1,418,495

Romulus Economic Development Corp, Ltd. Obligation EDR
(Romulus Hir Ltd. Partnership Project)
7%, 11/1/2015 (Insured; ITT Lyndon Property Insurance Co.)	3,700,000		4,559,251

Sterling Heights, Judgment Funding:
5.375%, 10/1/2017 (Insured; FGIC)	1,000,000		1,082,750
5.375%, 10/1/2018 (Insured; FGIC)	2,030,000		2,197,983

Stockbridge Community Schools
5.50%, 5/1/2021	600,000		651,450

Sturgis Public School District, School Building and
Site 5.625%, 5/1/2025	5,085,000		5,442,984

Wyandotte, Electric Revenue:
5.375%, 10/1/2016 (Insured; MBIA)	1,870,000		2,032,784
5.375%, 10/1/2017 (Insured; MBIA)	2,000,000		2,174,100

TOTAL INVESTMENTS (Cost $107,572,457)	98.5%		115,591,046

CASH AND RECEIVABLES (NET)	1.5%		1,723,105

NET ASSETS	100.0%		117,314,151

statement of investments
Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004,these securities amounted to $5,881,473 5.0%
of net assets.

statement of investments
Dreyfus Premier State Municipal Bond Fund, Minnesota Series
Statement of Investments	July 31, 2004

Long-Term Municipal Investments--97.6%
	Principal
Minnesota:	Amount ($)	Value ($)

Andover Economic Development Authority, Public Facility
LR (Andover Community Center) 5.20%, 2/1/2034	1,500,000	1,458,990

Anoka County, SWDR (United Power Association Project)
6.95%, 12/1/2008 (Guaranteed; National Rural
Utilities Cooperative Finance Corp.)	2,535,000	2,575,053

Bloomington Independent School District Number 271
5.125%, 2/1/2024 (Insured; FSA)	2,000,000	2,059,200

Brooklyn Park 5.85%, 2/1/2016 (Insured; FSA)	1,425,000	1,495,965

Chaska, Electric Revenue 6%, 10/1/2020	3,000,000	3,199,110

Columbia Heights, MFHR (Crest View)
6.625%, 4/20/2043 (Collateralized; GNMA)	1,500,000	1,591,605

Duluth Economic Development Authority,
Health Care Facilities Revenue
(Saint Lukes Hospital) 7.25%, 6/15/2032	3,000,000	3,133,800

Inver Grove Heights Independent School District Number 199
5.75%, 2/1/2017	2,225,000	2,346,796

Lake Superior Independent School District Number 381:
5%, 4/1/2020 (Insured; FSA)	2,510,000	2,625,711
5%, 4/1/2021 (Insured; FSA)	2,640,000	2,746,233

Lakeville Independent School District Number 194
5.50%, 2/1/2024 (Insured; FGIC)	8,700,000	9,324,921

Mahtomedi Independent School District Number 832
Zero Coupon, 2/1/2017 (Insured; MBIA)	1,275,000	716,767

Minneapolis:
Zero Coupon, 12/1/2014	1,825,000	1,170,920
Health Care Facilities Revenue (Shelter Care Foundation):
6%, 4/1/2010	565,000	553,287
6.50%, 4/1/2029	1,000,000	922,860
Home Ownership Program 7.10%, 6/1/2021	25,000	25,018
Revenue (Blake School Project) 5.45%, 9/1/2021	2,000,000	2,083,560
Tax Increment Revenue (Saint Anthony Falls Project)
5.75%, 2/1/2027	1,000,000	952,180

Minneapolis and Saint Paul Housing and Redevelopment Authority,
Health Care Systems Revenue

Page	1

statement of investments
(HealthPartners Obligated Group Project):
6%, 12/1/2018	1,000,000		1,051,320
6%, 12/1/2020	2,290,000		2,390,371

Minneapolis and Saint Paul Metropolitan Airports Commission,
Airport Revenue:
5.25%, 1/1/2016 (Insured; MBIA)	2,460,000		2,658,719
5.75%, 1/1/2032 (Insured; FGIC)	4,995,000		5,378,766

Minneapolis Public Facilities Authority, Water Pollution
Control Revenue 5.375%, 3/1/2019	3,000,000		3,240,960

State of Minnesota
(Duluth Airport) 6.25%, 8/1/2014	2,500,000		2,603,975

Minnesota Agricultural and Economic Development Board,
Revenue:
(Evangelical Lutheran Project):
6%, 2/1/2022	1,130,000		1,182,149
6%, 2/1/2027	1,750,000		1,821,960
(Fairview Health Care Systems)
6.375%, 11/15/2029	4,000,000		4,288,040

Minnesota Higher Education Facilities Authority,
College and University Revenue
(University of Saint Thomas):
5.35%, 4/1/2017	1,000,000		1,046,520
5.40%, 4/1/2022	2,125,000		2,179,124

Minnesota Housing Finance Agency:
Residential Housing Finance 5%, 1/1/2020	4,495,000		4,608,409
SFMR:
5.80%, 1/1/2019	1,655,000		1,719,561
5.45%, 1/1/2022 (Insured; MBIA)	805,000		832,491

Minnesota Retirement Systems, Building Revenue
6%, 6/1/2030	1,475,000		1,623,075

New Hope, Housing and Health Care Facilities Revenue
(Masonic Home - North Ridge) 5.90%, 3/1/2019	1,000,000		1,008,340

Northern Municipal Power Agency, Electric System Revenue
9.325%, 1/1/2016 (Insured; FSA )	5,000,000	a,b	5,905,950

Northfield, HR 6%, 11/1/2031	2,000,000		2,063,160

Ramsey, LR (Pact Charter School Project) 6.75%, 12/1/2033	1,000,000		1,005,950

City of Red Wing, Health Care Facilities Revenue
(River Region Obligation Group) 6.50%, 9/1/2022
(Prerefunded 9/1/2005)	3,445,000	c	3,621,040

Rosemount Independent School District Number 196

Page	2

statement of investments
Zero Coupon, 4/1/2014 (Insured; MBIA)	2,960,000	1,954,281

Saint Cloud Housing and Redevelopment Authority,
Revenue (State University Foundation Project)
5.125%, 5/1/2018	1,500,000	1,581,465

Saint Paul Housing and Redevelopment Authority, Revenue:
Hospital (HealthEast Project)
5.70%, 11/1/2015 (Insured; ACA)	2,000,000	2,077,460
MFHR (Wellington Project)
5.10%, 2/1/2024 (Insured; FHLMC)	2,000,000	2,032,500
Parking (Block 19 Ramp)
5.25%, 8/1/2023 (Insured; FSA)	3,395,000	3,532,362
Single Family Mortgage
6.90%, 12/1/2021 (Insured; FNMA)	185,000	185,087

Saint Paul Port Authority, Hotel Facility Revenue
(Radisson Kellogg Project) 7.375%, 8/1/2029	2,850,000	2,874,254

Southern Municipal Power Agency,
Power Supply System Revenue:
5%, 1/1/2011 (Insured; MBIA)	3,515,000	3,829,417
Zero Coupon, 1/1/2025 (Insured; MBIA)	4,505,000	1,563,595
Zero Coupon, 1/1/2026 (Insured; MBIA)	4,625,000	1,502,108

Washington County Housing and Redevelopment Authority:
Hospital Facility Revenue (Healtheast Project)
5.375%, 11/15/2018 (Insured; ACA)	2,215,000	2,252,013
Pooled Financing 5.50%, 2/1/2032 (Insured; MBIA)	2,000,000	2,081,320

Western Minnesota Municipal Power Agency, Electric Power
and Light Revenue 5.50%, 1/1/2012 (Insured; AMBAC)	900,000	960,093

Willmar (Rice Memorial Hospital Project)
5%, 2/1/2032 (Insured; FSA)	4,000,000	4,042,240

Winona, Health Care Facilities Revenue
(Winona Health) 6%, 7/1/2034	2,500,000	2,513,400

Total Long-Term Municipal Investments		122,193,451
(cost $117,440,949)

Short-Term Municipal Investment--.8%

Minnesota:

Minneapolis and Saint Paul Housing and Redevelopment Authority,
Health Care Systems Revenue, VRDN
(Childrens Health Care) 1.10%
(SBPA; Wells Fargo Bank)
(cost $1,000,000)	1,000,000 d	1,000,000

Total Investments (Cost $118,440,949)	98.4%	123,193,451

Page	3

	statement	of investments
Cash and Receivables (Net)		1.6%	1,959,087
Net Assets		100.00%	125,152,538

Notes to Statement of Investments:
a Inverse floater security- the interest rate is subject to change periodically.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, this security amounted to $5,905,950
4.7% of net assets.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Securities payable on demand. Variable rate interest- subject to periodic change.

	statement of investments
Dreyfus Premier State Municipal Bond Fund - North Carolina Series
Statement of Investments	July 31, 2004

	Principal
Long Term Municipal Investments--101.4%	Amount ($)		Value ($)

North Carolina--90.9%

Appalachian State University, Revenue,
Housing and Student Center System
5.60%, 7/15/2020 (Insured; FSA)	1,000,000		1,096,860

Cabarrus County, COP, Installment Financing Contract	2,000,000		2,193,940
5.50%, 4/1/2014

Cary, 5%, 3/1/2019	1,500,000		1,588,065

Catawba County, COP (Public School and Community
College Project) 5.25%, 6/1/2016 (Insured; MBIA)	805,000		875,534

Charlotte:
5%, 7/1/2021	1,525,000		1,584,536
5.60%, 6/1/2022	2,770,000		3,054,673
5%, 7/1/2022	2,110,000		2,185,960
Airport Revenue 5.75%, 7/1/2029 (Insured; MBIA)	1,500,000		1,589,760
Storm Water Fee Revenue:
5.25%, 6/1/2020 (Prerefunded 6/1/2012)	1,000,000	a	1,068,790
6%, 6/1/2025	2,000,000		2,312,720
Water and Sewer System Revenue:
5.50%, 6/1/2017	1,650,000		1,808,730
5.25%, 6/1/2025 (Prerefunded 6/1/2010)	3,710,000	a	4,147,261

Guilford County 4%, 10/1/2007	2,350,000		2,453,494

Mecklenburg County:
5%, 4/1/2013	2,000,000		2,155,940
Public Improvement 5%, 4/1/2009	1,040,000		1,133,506

New Hanover County, COP, Public Improvement
(New Hanover County Projects)
5.75%, 11/1/2017	1,700,000		1,964,129

New Hanover County Industrial Facilities and Pollution Control
Financing Authority (Occidental Petroleum)
6.50%, 8/1/2014 (Prerefunded 11/1/2010)	1,000,000	a	1,020,240

North Carolina Capital Facilities Financing Agency,
Revenue (Duke University Project)
5.125%, 7/1/2042	1,000,000		1,002,040

North Carolina Eastern Municipal Power Agency, Power
System Revenue:
6.20%, 1/1/2012 (Insured; FGIC)	2,000,000		2,343,700
6%, 1/1/2022 (Insured; ACA)	1,000,000		1,136,070
6.75%, 1/1/2026 (Insured; ACA)	3,000,000		3,283,530

North Carolina Educational Assistance Authority, Guaranteed
Student Loan Revenue 6.35%, 7/1/2016	4,375,000		4,583,381

North Carolina Housing Finance Agency,
Single Family Revenue 6.50%, 9/1/2026	1,965,000		2,015,795

North Carolina Medical Care Commission,
Revenue:

statement of investments
(Cleveland County Healthcare)
5.25%, 7/1/2019 (Insured; AMBAC)	1,135,000		1,205,268
(Cypress Glen) 6%, 10/1/2033	1,000,000	b	1,000,280
(DePaul Community Facilities Project)
7.625%, 11/1/2029	2,115,000		2,167,389
(North Carolina Housing Foundation Inc.)
6.625%, 8/15/2030 (Insured; ACA)	3,250,000		3,475,582
(Northeast Medical Center Project):
5.50%, 11/1/2025 (Insured; AMBAC)	1,000,000		1,046,040
5.50%, 11/1/2030 (Insured; AMBAC)	2,000,000		2,058,580
Retirement Facilities (Givens Estates Project)
6.50%, 7/1/2032	1,000,000		1,009,310
(Southeast Regional Medical Center)
6.25%, 6/1/2029	2,000,000		2,125,560
(Wilson Memorial Hospital Project)
Zero Coupon, 11/1/2016 (Insured; AMBAC)	3,055,000		1,715,016

North Carolina Infrastructure Finance Corp., COP
(North Carolina Correctional Facilities Project)
5%, 2/1/2011	2,000,000		2,170,100

Shelby, Combined Enterprise System Revenue 5.625%, 5/1/2014	1,000,000		1,029,510

University of North Carolina, University Revenue:
5.375%, 12/1/2013	1,415,000		1,566,745
(Chapel Hill University) 5%, 12/1/2020	2,000,000		2,065,300

Wake County, Public Improvement 4.50%, 3/1/2009	1,200,000		1,281,444

U.S. Related-10.5%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.50%, 7/1/2012 (Insured; FGIC)	1,500,000		1,703,115

Puerto Rico Public Buildings Authority, Revenue
(Government Facilities) 4.50%, 7/1/2007	1,000,000		1,050,700

Puerto Rico Public Finance Corp.
5.375%, 8/1/2024 (Insured; MBIA)
(Prerefunded 8/1/2011)	4,000,000	a	4,490,200

Virgin Islands Public Finance Authority, Revenues
Sub Lien Fund Loan Notes 5.875%, 10/1/2018	850,000		870,646

TOTAL INVESTMENTS (Cost $75,284,749)	101.4%		78,629,439

Liabilities, Less Cash and Recievables	-1.4%		(1,075,268)

NET ASSETS	100.0%		77,554,171

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed dilivery basis.

statement of investments
Dreyfus Premier State Municipal Bond Fund - Ohio Series
Statement of Investments	July 31, 2004

Long-Term Municipal Investments--95.5%
	Principal
Ohio--92.8%	Amount ($)	Value ($)

Akron:
6%, 12/1/2012	1,380,000	1,605,064
5.50%, 12/1/2020 (Insured; MBIA)	1,460,000	1,593,984
Sewer Systems Revenue
5.875%, 12/1/2016 (Insured; MBIA)	1,200,000	1,302,144

Brunswick City School District
5%, 12/1/2023 (Insured; AMBAC)	2,000,000	2,042,220

Cincinnati City School District, School Improvement:
5.375%, 12/1/2018 (Insured; MBIA)	6,560,000	7,126,456
5.25%, 6/1/2019 (Insured; FSA)	1,225,000	1,307,504

Cincinnati Technical College 5.25%, 10/1/2022	2,825,000	2,988,002

Cincinnati, Water System Revenue:
5.50%, 12/1/2017	1,000,000	1,096,400
5%, 12/1/2020	1,000,000	1,032,650
5%, 12/1/2022	5,545,000	5,665,327
5%, 12/1/2023	3,130,000	3,186,903

Clermont County, Hospital Facilities Revenue
(Mercy Health Systems)
5.625%, 9/1/2016 (Insured; AMBAC)	4,250,000	4,651,922

City of Cleveland:
COP (Stadium Project)
5.25%, 11/15/2022 (Insured; AMBAC)	1,210,000	1,269,350
Public Power System Revenue
5.125%, 11/15/2018 (Insured; MBIA)	9,650,000	10,202,076
Waterworks Revenue:
5.50%, 1/1/2021 (Insured; MBIA)	8,000,000	8,956,000
5%, 1/1/2023 (Insured; FSA)	2,500,000	2,540,200

Cleveland-Cuyahoga County Port Authority, Revenue,
Special Assessment/Tax Increment:
7%, 12/1/2018	2,345,000	2,428,318
7.35%, 12/1/2031	3,655,000	3,836,836

Cleveland Municipal School District, Various Purpose
Improvement:
5%, 12/1/2021 (Insured; FGIC)	2,975,000	3,082,487
5%, 12/1/2022 (Insured; FGIC)	1,090,000	1,123,267

Cuyahoga Community College District, General
Receipts 5%, 12/1/2022 (Insured; AMBAC)	1,500,000	1,550,205

Cuyahoga County:

statement of investments
HR:
Improvement (MetroHealth Systems Project)
6.125%, 2/15/2024	4,845,000		5,025,670
Hospital Facilities Revenue (Canton Inc. Project)
7.50%, 1/1/2030	6,250,000		6,854,562
Mortgage Revenue (West Tech Apartments Project)
5.95%, 9/20/2042 (Guaranteed; GNMA)	5,295,000		5,487,897

Fairfield City School District,
School Improvement Unlimited Tax:
7.20%, 12/1/2011 (Insured; FGIC) (Prerefunded 2/1/2005)	1,000,000	a	1,102,050
7.20%, 12/1/2012 (Insured; FGIC) (Prerefunded 2/1/2005)	1,250,000	a	1,377,562
6.10%, 12/1/2015 (Insured; FGIC) (Prerefunded 2/1/2005)	2,000,000	a	2,116,480
5.375%, 12/1/2019 (Insured; FGIC)	1,860,000		2,011,162
5.375%, 12/1/2020 (Insured; FGIC)	1,400,000		1,506,974
6%, 12/1/2020 (Insured; FGIC) (Prerefunded 2/1/2005)	2,000,000	a	2,113,840

Findlay 5.875%, 7/1/2017	2,000,000		2,161,260

Forest Hills Local School District
5.70%, 12/1/2016 (Insured; MBIA)	1,000,000		1,112,380

Franklin County, HR:
(Holy Cross Health Systems Corp.)
5.80%, 6/1/2016	2,000,000		2,082,380
Multifamily (Agler Green LP)
5.80%, 5/20/2044 (Collateralized; GNMA)	1,200,000		1,237,728

Franklin County Convention Facilities Authority,
Tax and Lease Revenue Anticipation
5.25%, 12/1/2019 (Insured; AMBAC)	2,000,000		2,137,880

Gallia County Local School District 7.375%, 12/1/2004	570,000		581,394

Greater Cleveland Regional Transit Authority
5.65%, 12/1/2016 (Insured; FGIC) (Prerefunded 12/1/2006)	5,445,000	a	5,941,366

Hamilton County:
Sales Tax Revenue
Zero Coupon, 12/1/2027 (Insured; AMBAC)	17,940,000		5,068,947
Sewer System Revenue:
5.25%, 12/1/2019 (Insured; MBIA)	1,000,000		1,068,770
5.25%, 12/1/2020 (Insured; MBIA)	1,000,000		1,063,440

Hamilton County, Hospital Facilities Improvement Revenue
(Deaconess Hospital) 7%, 1/1/2012	2,570,000		2,606,057

Highland Local School District, School Improvement:
5.75%, 12/1/2018 (Insured; FSA)	1,675,000		1,884,593
5.75%, 12/1/2020 (Insured; FSA)	2,020,000		2,262,602

Hilliard School District, School Improvement:
Zero Coupon, 12/1/2013 (Insured; FGIC)	1,655,000		1,117,588
Zero Coupon, 12/1/2014 (Insured; FGIC)	1,655,000		1,057,562

statement of investments
Lakota Local School District 6.125%, 12/1/2017
(Insured; AMBAC) (Prerefunded 12/1/2005)	1,075,000	a	1,137,963

Lebanon City School District 5.50%, 12/1/2021 (Insured; FSA)	4,050,000		4,401,054

Lowellville, Sanitary Sewer Systems Revenue (Browning-Ferris
Industries Inc.) 7.25%, 6/1/2006	200,000		200,472

County of Mahoning, HR (Forum Health Obligated Group)
6%, 11/15/2032	1,500,000		1,557,720

Marysville Exempt Village School District
5.35%, 12/1/2025 (Insured; FSA)	2,010,000		2,099,144

Massillon City School District, Improvement:
5.25%, 12/1/2019 (Insured; MBIA)	1,300,000		1,389,622
5%, 12/1/2025 (Insured; MBIA)	1,150,000		1,164,387

Miami University, General Receipts Revenue
5.50%, 12/1/2013 (Insured; AMBAC)	2,000,000		2,262,000

Milford Exempt Village School District, School Improvement
6%, 12/1/2020 (Insured; FSA)	1,910,000		2,184,066

City of Monroe, Improvement
5.25%, 12/1/2018, (Insured; FSA)	1,035,000		1,119,404

New Albany Community Authority, Community
Facilities Revenue
5.20%, 10/1/2024 (Insured; AMBAC)	2,000,000		2,069,100

North Royalton City School District
6.10%, 12/1/2019 (Insured; MBIA)	2,500,000		2,873,150

State of Ohio:
8.83%, 3/15/2020 (Insured; FSA)	7,760,000	b,c	8,449,942
PCR (Standard Oil Co. Project) 6.75%, 12/1/2015
(Guaranteed; British Petroleum Co. p.l.c.)	2,700,000		3,297,942

Ohio Building Authority, State Facilities (Juvenile
Correctional Projects) 6.60%, 10/1/2014
(Insured; AMBAC) (Prerefunded 10/1/2004)	1,660,000	a	1,707,991

Ohio Housing Finance Agency,
Residential Mortgage Revenue:
6.05%, 9/1/2017 (Guaranteed; GNMA)	1,670,000		1,754,686
6.35%, 9/1/2031 (Guaranteed; GNMA)	200,000		200,802

Ohio Higher Educational Facility Commission, Revenue
(Xavier University Project)
5%, 5/1/2023 (Insured; FGIC)	2,250,000		2,305,125

Ohio State University, General Receipts
5.25%, 6/1/2023	2,625,000		2,752,444

statement of investments
Ohio Turnpike Commission, Turnpike Revenue,
Highway Improvements 5.50%, 2/15/2026	7,700,000			8,076,453

Ohio Water Development Authority, Fresh Water Revenue
5.90%, 12/1/2015 (Insured; AMBAC) (Prerefunded 6/1/2005)	4,650,000	a		4,911,284

Pickerington Local School District, School Facilities
Construction and Improvement 5.25%, 12/1/2020
(Insured; FGIC)	6,000,000		#	6,380,640

Port of Greater Cincinnati Development Authority,
Special Obligation Development Revenue
(Cooperative Public Parking and Infrastructure Project):
6.30%, 2/15/2024	2,250,000			2,252,655
6.40%, 2/15/2034	2,500,000			2,504,150

Princeton City School District
5.25%, 12/1/2017 (Insured; MBIA)	2,395,000			2,603,820

Southwest Regional Water District, Water Revenue:
6%, 12/1/2015 (Insured; MBIA)	1,600,000			1,706,720
6%, 12/1/2020 (Insured; MBIA)	1,250,000			1,333,375

Strongsville, Library Improvement:
5%, 12/1/2015 (Insured; FGIC)	1,180,000			1,252,782
5.50%, 12/1/2020 (Insured; FGIC)	1,700,000			1,856,009

Summit County 6.50%, 12/1/2016
(Insured; FGIC) (Prerefunded 12/1/2010)	2,000,000	a		2,380,760

Summit County Port Authority, Revenue
(Civic Theatre Project)
5.50%, 12/1/2026 (Insured; AMBAC)	1,000,000			1,055,750

Toledo 5.625%, 12/1/2011 (Insured; AMBAC)	1,000,000			1,100,130

Toledo Lucas Count Port Authority, Revenue
(Northwest Ohio Bond Fund)
6.375%, 11/15/2032	1,650,000	d		1,656,089

University of Cincinnati:
General Receipts 5%, 6/1/2021 (Insured; MBIA)	3,040,000			3,126,123
University and College Revenue:
5.75%, 6/1/2018	2,165,000			2,436,469
5.75%, 6/1/2019	1,500,000			1,682,400

Warren, Waterworks Revenue 5.50%, 11/1/2015 (Insured; FGIC)	1,450,000			1,626,422

Youngstown:
5.375%, 12/1/2025 (Insured; AMBAC)	2,195,000			2,293,095
5.375%, 12/1/2031 (Insured; AMBAC)	2,370,000			2,610,721

U.S. Related--2.7%
Virgin Islands Public Finance Authority, Revenue:

statement of investments
6.375%, 10/1/2019	3,000,000		3,358,770
6%, 10/1/2022	3,000,000		3,038,970

TOTAL LONG-TERM MUNICIPAL INVESTMENTS
(cost $218,661,546)			229,738,060

Short Term Municipal Investments--4.4%

Ohio:

Cuyahoga County, Revenue, VRDN
(Cleveland Clinic)
1.08% (LOC; Bank of America N.A.)	3,000,000	e	3,000,000

Montgomery County, Revenue, VRDN
(Miami Valley Hospital)
1.08% (SBPA; National City Bank of Columbus)	3,600,000	e	3,600,000

Ohio Air Quality Development Authority, PCR,
VRDN (Ohio Edison Project)
1.08% (LOC; First Union National Bank)	2,000,000	e	2,000,000

Trumbull County, Health Care Facilities Revenue
VRDN (Shepherd Valley)
1.09% (SBPA; Fleet Bank of New York)	2,000,000	e	2,000,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
(cost $10,600,000)			10,600,000

TOTAL INVESTMENTS--100.0%
(cost $229,261,546)	99.9%		240,338,060

CASH AND RECEIVABLES (NET)	0.1%		232,592

NET ASSETS	100.0%		240,570,652

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, this security amounted to $8,449,942
3.5% of net assets.
d Purchased on a delayed delivery basis.
e Securities payable on demand. Variable rate interest- subject to periodic change.

Dreyfus Premier State Municipal Bond Fund,
Pennsylvania Series
Statement of Investments	July 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments--96.9%	Amount ($)	Value ($)

Allegheny County 5.25%, 11/1/2021 (Insured; FGIC)	1,795,000	1,899,720

Allegheny County Hospital Development Authority,
Revenue (Hospital - South Hills Health)
5.125%, 5/1/2029	2,200,000	1,845,294

Allegheny County Residential Finance Authority,
Health Care Facilities Revenue
(GNMA Collateralized-Lemington Home for the
Aged Project) 5.75%, 5/20/2037	995,000	1,021,387

Allegheny County Sanitary Authority, Sewer Revenue
5%, 12/1/2019 (Insured; MBIA)	2,000,000	2,094,740

Beaver Falls Municipal Authority,
Water and Hydroelectric Revenue
5%, 6/1/2012 (Insured; AMBAC)	1,820,000	1,988,004

Bethlehem Area Vocational Technical School Authority,
LR 5%, 9/1/2019 (Insured; MBIA)	895,000	928,697

Bradford County Industrial Development Authority, SWDR
(International Paper Co. Projects) 6.60%, 3/1/2019	4,250,000	4,401,427

Bucks County Water and Sewer Authority, Revenue:
5.375%, 6/1/2018 (Insured; AMBAC)	1,255,000	1,360,809
Collection Sewer Systems:
5.375%, 6/1/2017 (Insured; AMBAC)	1,340,000	1,457,840
5%, 6/1/2019 (Insured; AMBAC)	1,480,000	1,538,845

Butler County, GO 5.25%, 7/15/2019 (Insured; FGIC)
(Prerefunded 7/15/2013)	1,810,000 a	2,011,887

Butler County Industrial Development Authority:
Health Care Facilities Revenue
(Saint John Care Center) 5.80%, 4/20/2029	6,350,000	6,577,394
MFHR (Greenview Gardens Apartments):
6%, 7/1/2023	475,000	456,560
6.25%, 7/1/2033	880,000	839,863

Charleroi Area School Authority, School Revenue
Zero Coupon, 10/1/2020 (Insured; FGIC)	2,000,000		902,820

Council Rock School District
5%, 11/15/2020 (Insured; MBIA)	1,400,000		1,448,286

Cumberland County Municipal Authority,
College Revenue (Messiah College)
5.125%, 10/1/2015 (Insured; AMBAC)	1,000,000		1,048,570

Dauphin County General Authority, Revenue
(Office and Parking, Riverfront Office)
6%, 1/1/2025	3,000,000		2,645,370

Dover Area School District, GO
5.375%, 4/1/2018 (Insured; FGIC)	2,195,000		2,384,824

Harbor Creek School District, GO
5%, 8/1/2016 (Insured; FGIC)	2,375,000		2,507,929

Harrisburg Authority, Office and Parking Revenue
6%, 5/1/2019 (Prerefunded 5/1/2008)	2,000,000	a	2,234,320

Harrisburg Redevelopment Authority, Revenue:
Zero Coupon, 5/1/2018 (Insured; FSA)	2,750,000		1,390,977
Zero Coupon, 11/1/2018 (Insured; FSA)	2,750,000		1,356,932
Zero Coupon, 11/1/2019 (Insured; FSA)	2,750,000		1,274,515
Zero Coupon, 5/1/2020 (Insured; FSA)	2,750,000		1,227,242
Zero Coupon, 11/1/2020 (Insured; FSA)	2,500,000		1,087,475

Health Care Facilities Authority of Sayre,
Revenue (Guthrie Health Issue):
5.85%, 12/1/2020	3,000,000		3,141,270
5.75%, 12/1/2021	4,750,000		4,887,608

Kennett Consolidated School District, GO:
5.25%, 2/15/2017 (Insured; FGIC)	1,440,000		1,554,523
5.25%, 2/15/2018 (Insured; FGIC)	1,895,000		2,037,239
5.25%, 2/15/2020 (Insured; FGIC)	1,000,000		1,066,190

Lower Macungie Township
5.65%, 5/1/2020 (Prerefunded 5/1/2005)	900,000	a	928,278

McKeesport Area School District, GO
Zero Coupon, 10/1/2021 (Insured; AMBAC)	3,455,000		1,460,118

Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2022	1,455,000		1,514,204

Monroeville Municipal Authority,
Sanitary Sewer Revenue
5.25%, 12/1/2016 (Insured; MBIA)	1,095,000	1,184,385

Montgomery County Higher Educational
and Health Authority, Revenue
First Mortgage (Montgomery Income Project)
10.50%, 9/1/2020	2,670,000	2,674,138

Mount Lebanon School District, GO:
5%, 2/15/2018 (Insured; MBIA)	1,735,000	1,822,930
5%, 2/15/2019 (Insured; MBIA)	2,870,000	3,000,815

North Allegheny School District:
5%, 11/1/2013 (Insured; FGIC)	2,475,000	2,700,299
5%, 11/1/2014 (Insured; FGIC)	1,085,000	1,174,003
5.05%, 11/1/2021 (Insured; FGIC)	1,455,000	1,505,416

Northampton County General Purpose Authority,
County Agreement Revenue
5.125%, 10/1/2020 (Insured; FSA)	2,225,000	2,338,764

Northampton County Industrial Development Authority,
Mortgage Revenue
(Moravian Hall Square Project) 5%, 7/1/2017	1,890,000	1,939,556

Pennridge School District
5%, 2/15/2021 (Insured; MBIA)	1,000,000	1,034,760

Pennsylvania Economic Development
Financing Authority,
Wastewater Treatment Revenue
(Sun Co. Inc. - R and M Project) 7.60%, 12/1/2024	4,240,000	4,395,608

Pennsylvania Finance Authority, Guaranteed Revenue
(Penn Hills Project):
5.45%, 12/1/2019 (Insured; FGIC)	2,615,000	2,856,417
Zero Coupon, 12/1/2022 (Insured; FGIC)	1,200,000	468,144
Zero Coupon, 12/1/2023 (Insured; FGIC)	3,790,000	1,383,577
Zero Coupon, 12/1/2024 (Insured; FGIC)	3,790,000	1,296,256
Zero Coupon, 12/1/2025 (Insured; FGIC)	3,790,000	1,211,360

Pennsylvania Higher Educational
Facilities Authority, Revenue:
(State Higher Education System):
5%, 6/15/2019 (Insured; AMBAC)	560,000	581,538
5%, 6/15/2020 (Insured; AMBAC)	1,915,000	1,977,850
(UPMC Health System) 6%, 1/15/2022	5,000,000	5,265,050

Pennsylvania Housing Finance Agency:
5%, 4/1/2016	2,000,000	2,064,280
Single Family Mortgage 5.10%, 10/1/2020	5,000,000	5,126,200

Pennsylvania Intergovernmental Cooperative Authority,
Special Tax Revenue
(Philadelphia Funding Program):
5.25%, 6/15/2015 (Insured; FGIC)	1,000,000	1,074,750
5.50%, 6/15/2016 (Insured; FGIC)	2,750,000	2,899,078
5%, 6/15/2018 (Insured; FGIC)	5,580,000	5,824,683

Pennsylvania Public School Building Authority, Revenue:
(Central Montgomery County Area):
5.25%, 5/15/2017 (Insured; FGIC)	1,055,000	1,148,863
5.25%, 5/15/2018 (Insured; FGIC)	1,110,000	1,203,173
(Marple Newtown School District Project)
5%, 3/1/2019 (Insured; MBIA)	3,680,000	3,822,122

Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured; AMBAC)	3,780,000	4,142,011
5.25%, 12/1/2018 (Insured; AMBAC)	2,740,000	2,949,062
5%, 12/1/2023 (Insured; AMBAC)	425,000	432,939

Philadelphia Authority for Industrial Development, LR
5.50%, 10/1/2015 (Insured; FSA)	2,870,000	3,181,912

Philadelphia Hospitals and Higher
Education Facilities Authority,
Revenue (Jefferson Health System) 5%, 5/15/2011	2,000,000	2,082,860

Philadelphia Housing Authority,
Capital Fund Program Revenue
5%, 12/1/2021 (Insured; FSA)	1,685,000	1,734,943

Philadelphia Redevelopment Authority, Revenue
(Neighborhood Transformation)
5.50%, 4/15/2018 (Insured; FGIC)	3,600,000	3,954,672

Philadelphia Water and Wastewater, Revenue
5.60%, 8/1/2018 (Insured; MBIA)	5,605,000	5,897,581

Pittsburgh 5.50%, 9/1/2013 (Insured; AMBAC)	2,580,000	2,765,631

Pocono Mountain School District
5%, 2/15/2018 (Insured; FGIC)	3,500,000		3,677,380

Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group) 5%, 11/1/2014	1,495,000		1,549,044

Scranton School District (Notes):
5%, 4/1/2018 (Insured; MBIA)	1,390,000		1,451,799
5%, 4/1/2019 (Insured; MBIA)	2,710,000		2,813,088

South Side Area School District, GO
5.25%, 6/1/2015 (Insured; FGIC)	2,080,000		2,249,437

Southeastern Pennsylvania Transportation Authority,
Special Revenue 5.375%, 3/1/2017
(Insured; FGIC)	3,000,000		3,226,410

Spring-Ford Area School District
5%, 4/1/2021 (Insured; FSA)	1,015,000		1,047,216

State Public School Building Authority:
School LR (Daniel Boone Area School District Project):
5%, 4/1/2018 (Insured; MBIA)	1,040,000		1,091,012
5%, 4/1/2019 (Insured; MBIA)	1,070,000		1,116,973
5%, 4/1/2020 (Insured; MBIA)	1,100,000		1,142,658
School Revenue (Tuscarora School District Project)
5%, 4/1/2023 (Insured; FSA)	750,000		768,240

University Area Joint Authority, Sewer Revenue:
5%, 11/1/2017 (Insured; MBIA)	1,660,000		1,744,195
5%, 11/1/2018 (Insured; MBIA)	2,010,000		2,102,219

Upper Merion Area School District, GO:
5.25%, 2/15/2018	1,785,000		1,918,982
5.25%, 2/15/2021	1,000,000		1,059,590

Washington County Industrial Development Authority,
PCR (West Pennsylvania Power Co. Mitchell)
6.05%, 4/1/2014 (Insured; AMBAC)	3,000,000		3,147,720

Wilmington Area School District
5.50%, 9/1/2017 (Insured; FSA)
(Prerefunded 3/1/2005)	3,550,000	a	3,635,307

Total Long-Term Municipal Investments
(cost $181,126,151)			187,378,053

Short-Term Municipal Investments--2.2%

Allegheny County Industrial Development Authority,
Health and Housing Facilities Revenue,
VRDN (Longwood) 1.15%
(LOC; AGIC)	1,270,000	b	1,270,000

Geisinger Authority, Health System Revenue, VRDN
(Geisinger Health System) 1.09%	1,000,000	b	1,000,000

Philadelphia Hospitals and Higher Education
Facilities Authority, Revenue, VRDN
(Children Hospital Project) 1.10%
(Insured; MBIA)	1,000,000	b	1,000,000

Schuylkill County Industrial Development Authority,
RRR, VRDN
(Northeastern Power Co.) 1.10%
(LOC; Dexia Credit Locale)	1,000,000	b	1,000,000

Total Short-Term Municipal Investments
(cost $4,270,000)			4,270,000

Total Investments (cost $185,396,151)	99.1%		191,648,053

Cash and Receivables (Net)	0.9%		1,780,439

Net Assets	100.0%		193,428,492

Notes to Statement of Investments:

a	Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow
and are used to pay principal and interest on
the municipal issue and to retire the bonds in
full at the earliest refunding date.
b	Securities payable on demand. Variable
interest rate-subject to periodic change.
c	At July 31, 2004, 27.0% of the fund's net assets are insured by FGIC.

Dreyfus Premier State Municipal Bond Fund, Texas Series
Statement of Investments
July 31, 2004 (Unaudited)
	Principal
Long Term Municipal Investments--99.0%	Amount($)	Value ($)

Aledo Independent School District
Zero Coupon, 2/15/2014	1,225,000	796,703

Austin, Utility System Revenue
5.125%, 11/15/2016 (Insured; FSA)	1,110,000	1,180,774

Austin Convention Enterprises Inc., Revenue
(Convention Center Hotel) 6.60%, 1/1/2021	1,000,000	1,041,500

Austin Independent School District
5.75%, 8/1/2015	1,000,000	1,061,430

Brazos Higher Education Authority Inc.,
Student Loan Revenue 6.80%, 12/1/2004	700,000	710,899

Castleberry Independent School District
5.70%, 8/15/2021	830,000	876,347

Coastal Water Authority, Water Conveyance System
6.25%, 12/15/2017 (Insured; AMBAC)	2,170,000	2,173,516

Corpus Christi:
(Hotel Occupancy) 5.50%, 9/1/2018 (Insured; FSA)	1,955,000	2,151,439
Utility System Revenue:
5.25%, 7/15/2016 (Insured; FSA)	1,765,000	1,898,205
5%, 7/15/2021 (Insured; FSA)	1,000,000	1,028,060

Del Mar College District
5.25%, 8/15/2017 (Insured; FGIC)	1,295,000	1,395,893

Denton Independent School District
Zero Coupon, 8/15/2023	2,630,000	903,563

El Paso Housing Authority, Multi-Family Revenue
(Section 8 Projects) 6.25%, 12/1/2009	2,510,000	2,588,412

El Paso Independent School District 5%, 8/15/2020	415,000	429,006

Fort Worth:
General Purpose 5%, 3/1/2020	700,000		726,103
Water & Sewer Revenue 5.25%, 2/15/2016	875,000		929,626

Frisco Independent School District (School Building)
5.40%, 8/15/2023 (Prerefunded 8/15/2004)	1,155,000	a	1,156,975

Galveston County, Certificate Obligation
5.25%, 2/1/2018 (Insured; AMBAC)	1,000,000		1,069,630

Grape Creek-Pulliam Independent School District
Public Facility Corp., School Facility LR
7.25%, 5/15/2021 (Prerefunded 5/15/2006)	2,200,000	a	2,443,430

Houston, Certificate Obligation:
5.625%, 3/1/2017 (Prerefunded 3/1/2011)	550,000	a	616,039
5.625%, 3/1/2017	300,000		330,159

Houston, Water & Sewer Systems Revenue:
5%, 12/1/2018 (Insured; FSA)	1,145,000		1,195,346
Zero Coupon, 12/1/2019 (Insured; FSA)	2,750,000		1,279,850

Irving Independent School District
Zero Coupon, 2/15/2010	1,985,000		1,610,907

Katy Independent School District 5.75%, 2/15/2020	405,000		442,774

Lakeway Municipal Utility District
Zero Coupon, 9/1/2013 (Insured; FGIC)	1,850,000		1,244,199

Lubbock Electric Light and Power System
5%, 4/15/2018 (Insured; MBIA)	505,000		526,104

Lubbock Health Facilities Development Corporation,
Revenue (Sears Plains Project)
5.50%, 1/20/2021 (Collateralized; GNMA)	995,000		1,034,183

Lubbock Housing Finance Corporation, MFHR
(Las Colinas Quail Creek Apartments) 6%, 7/1/2022	1,175,000		1,187,091

McKinney Independent School District
5.375%, 2/15/2019	1,000,000		1,077,300

Mesquite Independent School District:
5.50%, 8/15/2019	1,045,000		1,144,191
5.50%, 8/15/2020	1,100,000		1,197,339

North Central Health Facilities Development,
Corporation Revenue
(Zale Lipshy University Hospital Project)
5.45%, 4/1/2019 (Insured; FSA)	2,000,000		2,073,280

North Harris Montgomery Community College District
5.375%, 2/15/2017 (Insured; FGIC)	1,000,000		1,084,470

San Antonio:
5%, 2/1/2016	495,000		519,725
5%, 2/1/2016 (Prerefunded 2/1/2008)	5,000	a	5,378
Electric & Gas Revenue:
5.50%, 2/1/2020	255,000		285,822
5.50%, 2/1/2020	245,000		260,425
Water Revenue
5.60%, 5/15/2021 (Insured; MBIA)	1,500,000		1,598,880

Schertz-Cibolo-Universal City Independent
School District 5.25%, 8/1/2020	1,275,000		1,351,921

Sharyland Independent School District
(School Building) 5% 2/15/2017	1,130,000		1,188,093

South Texas Community College District
5%, 8/15/2017 (Insured; AMBAC)	1,790,000		1,886,445

Texas A & M University, Financing System Revenues
5.375%, 5/15/2014 (Prerefunded 5/15/2006)	670,000	a	710,689

Texas Department of Housing and
Community Affairs, MFHR
(Harbors and Plumtree) 6.35%, 7/1/2016	1,300,000		1,346,735

Texas National Research Laboratory Commission
Financing Corp., LR (Superconducting Super
Collider Project) 6.95%, 12/1/2012	700,000		827,568

Texas Water Development Board, Revenue
State Revolving Fund 5.25%, 7/15/2017	1,500,000		1,573,200

Tomball Hospital Authority, Revenue 6%, 7/1/2013	1,500,000	1,510,425

Tyler Health Facility Development Corp., HR
(East Texas Medical Center Regional Health):
6.625%, 11/1/2011	615,000	620,621
6.75%, 11/1/2025	1,000,000	1,001,520

Waxahachie Community Development Corp.,
Sales Tax Revenue:
Zero Coupon, 8/1/2020 (Insured; MBIA)	1,430,000	606,720
Zero Coupon, 8/1/2023 (Insured; MBIA)	1,000,000	351,430

Total Investments (cost $54,275,949)	99.0%	56,250,340

Cash and Receivables (Net)	1.0%	562,992

Net Assets	100.0%	56,813,332

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b At July 31, 2004, the fund had $15,564,755 (27.4% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from municipal projects.

Dreyfus Premier State Municipal Bond Fund,
Virginia Series
Statement of Investments	July 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments--99.0%	Amount ($)	Value ($)

Virginia--85.6%

Alexandria:
Consolidated Public Improvement
5.50%, 6/15/2017	2,625,000	2,907,266
GO, Capital Improvement
5%, 6/15/2012	1,300,000	1,433,159

Alexandria Redevelopment and Housing Authority,
Multi-Family Housing Mortgage Revenue
(Buckingham Village Apartments)
6.125%, 7/1/2021	3,000,000	3,087,180

Amelia County Industrial Development Authority,
SWDR (Waste Management Project)
4.90%, 4/1/2005	2,500,000	2,538,825

Arlington County, Public Improvement
5%, 5/15/2013	1,500,000	1,651,635

Bristol, Utility System Revenue
5.25%, 7/15/2020 (Insured; MBIA)	2,185,000	2,337,098

Chesapeake, Public Improvement
5.50%, 12/1/2017	1,750,000	1,929,393

Chesapeake Toll Road, Expressway Revenue
5.625%, 7/15/2019	1,250,000	1,302,913

Danville Industrial Development Authority, HR
(Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000	1,596,285

Dulles Town Center Community Development Authority,
Special Assessment Tax
(Dulles Town Center Project)
6.25%, 3/1/2026	2,995,000	3,029,203

Fairfax County, Public Improvement
5%, 6/1/2008	1,000,000	1,084,460

Fairfax County Water Authority, Water Revenue:
5%, 4/1/2011	1,295,000	1,419,683
5.50%, 4/1/2018	1,655,000	1,826,508
5.50%, 4/1/2019	1,830,000	1,994,389

Hampton Redevelopment and Housing Authority,
First Mortgage Revenue
(Olde Hampton Hotel Associates Project)
6.50%, 7/1/2016	1,400,000		1,301,020

Henrico County Economic Development Authority,
Revenue (Bon Secours Health System, Inc.)
5.60%, 11/15/2030	1,000,000		1,016,140

Industrial Development Authority of Albemarle County,
HR (Martha Jefferson Hospital)
5.25%, 10/1/2015	1,445,000		1,522,712

Industrial Development Authority of the County of
Prince William, Revenue:
Educational Facilities
(Catholic Diocese Arlington) 5.50%, 10/1/2033	1,000,000		972,330
Hospital (Potomac Hospital Corp.)
6.85%, 10/1/2025 (Prerefunded 10/1/2005)	1,000,000	a	1,080,120
Residential Care Facility, First Mortgage
(Westminster Lake Ridge) 6.625%, 1/1/2026	1,000,000		1,021,360

Industrial Development Authority of the Town of
West Point, SWDR (Chesapeake Corp. Project)
6.375%, 3/1/2019	500,000		470,380

Isle of Wight County Industrial Development Authority,
Solid Waste Disposal Facilities Revenue
(Union Camp Corp. Project)
6.10%, 5/1/2027	2,850,000		2,885,482

Prince William County Park Authority, Revenue
6.875%, 10/15/2016 (Prerefunded 10/15/2004)	3,000,000	a	3,093,870

Richmond, GO Public Improvement
5.50%, 7/15/2011 (Insured; FSA)	1,000,000		1,124,590

Richmond Metropolitan Authority,
Expressway Revenue
5.25%, 7/15/2017 (Insured; FGIC)	3,100,000		3,394,717

Roanoke Industrial Development Authority,
HR (Carilion Health System)
5.50%, 7/1/2021 (Insured; MBIA)	2,500,000		2,674,350

Virginia Commonwealth Transportation Board:
(Federal Highway Reimbursement Notes):
5%, 10/1/2008	1,000,000		1,085,350
5%, 10/1/2011	1,000,000		1,095,000
Transportation Revenue:
(Northern Virginia
Transportation District Program)
5.25%, 5/15/2017	1,570,000		1,690,042
(US Route 58 Corridor
Development Program)
5%, 5/15/2009	1,400,000		1,524,040

Virginia Housing Development Authority,
Multi-Family Housing
5.95%, 5/1/2016	1,000,000		1,039,340

Virginia Polytechnic Institute and State University,
Revenue (General Pledge)
5%, 6/1/2008 (Insured; AMBAC)	1,815,000		1,966,226

Virginia Public Building Authority,
Public Facilities Revenue:
5.50%, 8/1/2012	1,000,000		1,110,870
5.75%, 8/1/2018	2,700,000		3,010,095

Virginia Resource Authority, Clean
Water Revenue State Revolving Fund, Revenue:
5.25%, 10/1/2012	1,000,000		1,118,840
5.375%, 10/1/2022	3,035,000		3,259,620

Virginia State University,
Virginia Commonwealth University, Revenue
5.75%, 5/1/2021 (Prerefunded 5/1/2006)	1,200,000	a	1,302,720

Washington Metropolitan Area Transit Authority,
Gross Revenue Transit Bonds
5%, 7/1/2010 (Insured; MBIA)	800,000		876,848

U. S. Related--13.4%

The Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue, Asset Backed Bonds
6%, 7/1/2026 (Prerefunded 7/1/2010)	1,500,000	a	1,723,500

Commonwealth of Puerto Rico:
9.761%, 7/1/2012 (Insured; MBIA)	2,950,000	b, c	3,748,919
(Public Improvement):
5.50%, 7/1/2012 (Insured; MBIA)	50,000		56,770
6%, 7/1/2026 (Prerefunded 7/1/2007)	1,500,000	a	1,679,355

Virgin Islands Public Finance Authority, Revenue
Gross Receipts Taxes Loan Note
6.50%, 10/1/2024	3,000,000		3,373,710

Total Investments (cost $74,735,679)	99.0%		78,356,313

Cash and Receivables (Net)	1.0%		789,283

Net Assets	100.0%		79,145,596

Notes to Statement of Investments:

a	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security - the interest rate is subject to change periodically.

c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, this security amounted to $
3,748,919 or 4.7% of net assets.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier State Municipal Bond Fund
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)